Employee compensation and benefits - Benefits expected to be paid from plans (Details) - Pension Plan - Principal plan - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years 8 months 12 days	17 years 1 month 6 days
2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	£ 11
2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	10
2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	12
2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	11
2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	12
2028-2032
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	£ 66